Goodwill - Summary of Goodwill Intangible Asset (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Goodwill Disclosure [Abstract]
Balance at beginning of the year	¥ 3,124,828		¥ 3,124,828
Additions	900,592		0
Balance at end of the year	¥ 4,025,420	$ 575,627	¥ 3,124,828